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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004

Check Here if Amendment /X/; Amendment Number: 2
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hale and Dorr Capital Management LLC
   Address:      60 State Street
                 Boston, MA 02109

Form 13F File Number: 028-03747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly R. Clouse
Title:   President
Phone:   617-526-5873

Signature, Place, and Date of Signing:

    /s/ Kimberly R. Clouse         Boston, Massachusetts   November 14, 2006
-------------------------------    ---------------------   -----------------
           [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 49
                                        --------------------

Form 13F Information Table Value Total: $38,401
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        028-06719                    Family Capital Trust Company N.A.

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                   HALE AND DORR CAPITAL MANAGEMENT LLC
                       FORM 13F INFORMATION TABLE
                       QUARTER ENDED JUNE 30, 2004


      COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                     VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
------------------------- --------------- --------- -------- --------- ----- ------ ------------ ---------- ------   ------ ------
AFFILIATED COMPUTER
  SERVICES A                  Class A     008190100     426     8,050   SH               Sole                 3,050    0      5,000
AIR PRODUCTS &
  CHEMICALS INC                 COM       009158106     456     8,700   SH               Sole                 8,700    0
ALLERGAN INC                    COM       018490102     761     8,500   SH               Sole                 3,500    0      5,000
ALLSCRIPTS HEALTHCARE
  SOLUTION                      COM       01988P108     767    97,817   SH               Sole                97,817    0
ALLTEL CORP                     COM       020039103     341     6,741   SH               Sole                 6,741    0
ALTRIA GROUP INC                COM       02209S103     250     5,000   SH               Sole                 5,000    0
AMERICAN CAPITAL
  STRATEGIES                    COM       024937104    1,072   38,272   SH               Sole                16,337    0     21,935
AMERICAN CAPITAL
  STRATEGIES                    COM       024937104      5        185   SH               Other          1              0        185
ANADARKO PETE CORP              COM       032511107     370     6,312   SH               Sole                 6,312    0
ARIAD PHARMACEUTICALS
  INC                           COM       04033A100     562    75,000   SH               Sole                75,000    0
BAUSCH & LOMB INC               COM       071707103     755    11,608   SH               Sole                11,608    0
BERKSHIRE HATHAWAY INC
  CL A                        Class A     084670108    7,205       81   SH               Sole                    81    0
BIOMET INC                      COM       090613100     910    20,485   SH               Sole                20,485    0
BRISTOL MYERS SQUIBB            COM       110122108    1,011   41,282   SH               Sole                41,282    0
CABOT CORP                      COM       127055101    1,294   31,800   SH               Sole                31,800    0
CAREMARK RX INC                 COM       141705103     213     6,458   SH               Sole                 6,458    0
CARNIVAL CORP                   COM       143658300     523    11,132   SH               Sole                11,132    0
CATERPILLAR INC                 COM       149123101     956    12,030   SH               Sole                12,030    0
CHUBB CORP                      COM       171232101    1,871   27,444   SH               Sole                27,444    0
DOLLAR TREE STORES              COM       256747106     243     8,870   SH               Sole                 8,870    0
EW SCRIPPS COMPANY CL A         COM       811054204     210     2,000   SH               Sole                 2,000    0
FIFTH THIRD BANCORP             COM       316773100     286     5,324   SH               Sole                 5,324    0
FIRSTMERIT CORP                 COM       337915102     363    13,748   SH               Sole                13,748    0
FOREST LABORATORIES             COM       345838106     319     5,635   SH               Sole                 5,635    0
GENUINE PARTS COMPANY           COM       372460105     238     5,990   SH               Sole                 5,990    0
HARTFORD FINANCIAL
  SERVICES GR                   COM       416515104     690    10,035   SH               Sole                10,035    0
ING PRIME RATE TRUST        SH Ben Int    44977w106     129    16,000   SH               Sole                16,000    0
ISHARES                    MSCI EAFE IDX  464287465     487     3,405   SH               Sole                 3,405    0

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

      COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                     VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
------------------------- --------------- --------- -------- --------- ----- ------ ------------ ---------- ------   ------ ------
ISHARES                    US TIPS BD FD  464287176     753     7,385   SH               Sole                 7,385    0
JM SMUCKER COMPANY              COM       832696405     444     9,679   SH               Sole                 9,679    0
LOWES COS INC                   COM       548661107     327     6,215   SH               Sole                 6,215    0
MAY DEPT STORES COMPANY         COM       577778103     214     7,800   SH               Sole                 7,800    0
MEDCO HEALTH SOLUTIONS
  INC                           COM       58405U102     351     9,369   SH               Sole                 9,369    0
MORGAN STANLEY                  COM       617446448     398     7,546   SH               Sole                 7,546    0
MOTOROLA INC                    COM       620076109     738    40,440   SH               Sole                40,440    0
NATIONAL CITY CORP              COM       635405103     246     7,023   SH               Sole                 7,023    0
NEWMONT MINING CORP             COM       651639106     308     7,947   SH               Sole                 7,947    0
NORFOLK SOUTHERN CORP           COM       655844108     621    23,415   SH               Sole                23,415    0
PETROLEUM DEV CORP              COM       716578109     255     9,300   SH               Sole                 9,300    0
PPG INDUSTRIES INC              COM       693506107     444     7,100   SH               Sole                 7,100    0
SCANA CORP                      COM       80589M102     584    16,068   SH               Sole                16,068    0
SHERWIN WILLIAMS COMPANY        COM       824348106     956    23,000   SH               Sole                23,000    0
ST PAUL TRAVELERS
  COMPANIES IN                  COM       792860108     553    13,639   SH               Sole                13,639    0
STRYKER CORP                    COM       863667101     620    11,280   SH               Sole                11,280    0
TARGET CORP                     COM       87612E106     374     8,810   SH               Sole                 8,810    0
UNION PACIFIC CORP              COM       907818108     938    15,770   SH               Sole                15,770    0
VAN KAMPEN SENIOR INCOME
  TRUST                         COM       920961109     186    21,000   SH               Sole                21,000    0
WAINWRIGHT BANK & TRUST
  COMP                          COM       930705108    4,581  381,447   SH               Sole                          0    381,447
WEYERHAEUSER COMPANY            COM       962166104    1,797   28,467   SH               Sole                28,467    0
                                                      38,401